Inventories (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2018	2017
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	34,384,582	16,879,260
Gas	5,712,978	2,301,172
Oil	2,684,688	2,593,806
Coal	25,986,916	11,984,282
Supplies for projects and spare parts	14,354,027	12,311,718
Electrical materials	8,223,034	10,495,964
Total	56,961,643	39,686,942